Geographic Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographical Information about Net Loss and Total Assets

The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	March 31, 2013	December 31, 2012
United States	$8,854,343	$11,578,590
Canada	710,802	717,250
Germany	1,106,257	1,143,104

Total Assets	$10,671,402	$13,438,944

	Net Loss
	Three months ended
	March 31
	2013	2012
United States	$(2,023,838)	$(1,390,375)
Canada	(934,313)	(639,242)

Total Net Loss	$(2,958,151)	$(2,029,617)

The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	2012	2011
United States	$11,578,590	$3,052,317
Canada	717,250	2,277,865
Germany	1,143,104	1,290,489

Total Assets	$13,438,944	$6,620,671

	Net Loss
	2012	2011
United States	$(8,537,683)	$(10,498,950)
Canada	(2,236,973)	(3,660,804)

Total Net Loss	$(10,774,656)	$(14,159,754)